Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Share capital and share premium Merger with Credit Suisse AG	Retained earnings	Retained earnings Merger with Credit Suisse AG	Other comprehensive income recognized directly in equity, net of tax	Other comprehensive income recognized directly in equity, net of tax Merger with Credit Suisse AG	of which: foreign currency translation	of which: cash flow hedges	of which: cash flow hedges Merger with Credit Suisse AG	Total equity attributable to shareholders	Total equity attributable to shareholders Merger with Credit Suisse AG	Non-controlling interests
Balance at Dec. 31, 2023		$ 25,024		$ 28,235		$ 1,974		$ 4,947	$ (2,961)		$ 55,234
Equity recognized due to the merger of UBS AG and Credit Suisse AG			$ 60,571		$ (18,848)		$ (291)			$ (291)		$ 41,432
Premium on shares issued and warrants exercised		0									0
Tax (expense) / benefit		9									9
Dividends				(3,000)							(3,000)
Translation effects recognized directly in retained earnings				(52)		52			52		0
Share of changes in retained earnings of associates and joint ventures				(1)							(1)
New consolidations / (deconsolidations) and other increases / (decreases)		(393)		26							(367)
Total comprehensive income for the period	$ 101			1,056		(972)		(771)	(173)		85		$ 17
of which: net profit / (loss)	790			742							742		48
of which: OCI, net of tax	(689)			314		(972)		(771)	(173)		(657)
Balance at Jun. 30, 2024	94,247	85,211		7,417		764		4,177	(3,373)		93,392		855
Balance at Dec. 31, 2024	94,666	85,163		7,838		1,002		3,686	(2,585)		94,003
Total comprehensive income for the period	2,657										2,635		22
of which: net profit / (loss)	1,035										1,028		7
of which: OCI, net of tax	1,622										1,607
Balance at Mar. 31, 2025	97,123
Balance at Dec. 31, 2024	94,666	85,163		7,838		1,002		3,686	(2,585)		94,003
Premium on shares issued and warrants exercised		0									0
Tax (expense) / benefit		17									17
Dividends				(6,500)							(6,500)
Translation effects recognized directly in retained earnings				50		(50)			(50)		0
Share of changes in retained earnings of associates and joint ventures				(2)							(2)
New consolidations / (deconsolidations) and other increases / (decreases)		(89)		0							(89)
Total comprehensive income for the period	6,889			2,317		4,531		3,404	1,107		6,848		41
of which: net profit / (loss)	2,233			2,220							2,220		13
of which: OCI, net of tax	4,656			97		4,531		3,404	1,107		4,628
Balance at Jun. 30, 2025	94,854	85,091		3,703		5,483		7,090	(1,527)		94,278		576
Balance at Mar. 31, 2025	97,123
Total comprehensive income for the period	4,231										4,213		18
of which: net profit / (loss)	1,198										1,192		6
of which: OCI, net of tax	3,034										3,021
Balance at Jun. 30, 2025	$ 94,854	$ 85,091		$ 3,703		$ 5,483		$ 7,090	$ (1,527)		$ 94,278		$ 576